Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 80,040
Balance at end of period	$ 84,898	$ 76,662	$ 84,898	$ 76,662	$ 80,040
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares			1,830.4	1,842.5	1,842.5
Proceeds from shares issued on exercise of stock options, Number of shares			1.0		2.9
Shares issued as a result of dividend reinvestment plan, Number of shares			2.7		5.0
Shares issued in connection with acquisitions			5.0
Purchase of shares for cancellation and other, Number of Shares			(10.0)		(20.0)
Ending balance, Number of shares	1,829.1		1,829.1		1,830.4
Balance at beginning of period	$ 21,661	21,094	$ 21,221	$ 20,931	$ 20,931
Proceeds from shares issued on exercise of stock options, Amount	24	24	52	96	152
Shares issued as a result of dividend reinvestment plan			197		366
Shares issued in connection with acquisitions			366
Purchase of shares for cancellation and other, Amount	(65)	(7)	(118)	(7)	(228)
Balance at end of period	$ 21,718	$ 21,203	$ 21,718	$ 21,203	$ 21,221